Average Annual Total Returns (USAA Cornerstone Moderately Aggressive Fund) (USAA Cornerstone Moderately Aggressive Fund, Cornerstone Moderately Aggressive Fund)	0 Months Ended
	Oct. 01, 2014
Average Annual Return:
Past 1 Year	10.85%
Past 5 Years	12.82%
Past 10 Years	5.45%
Return After Taxes on Distributions
Average Annual Return:
Past 1 Year	9.92%
Past 5 Years	12.01%
Past 10 Years	4.22%
Return After Taxes on Distributions and Sales
Average Annual Return:
Past 1 Year	6.33%
Past 5 Years	10.09%
Past 10 Years	4.23%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Past 1 Year	32.39%
Past 5 Years	17.93%
Past 10 Years	7.40%
Lipper Index (reflects no deduction for taxes)
Average Annual Return:
Past 1 Year	13.34%	[1]
Past 5 Years	11.51%	[1]
Past 10 Years	5.74%	[1]

[1]	* Source: Lipper, a Thomson Reuters Company. The Lipper Index tracks the performance of the 30 largest funds within a category consisting of funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return, and which have at least 25% of their portfolio invested in securities traded outside of the United States.